Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax [Line Items]
Increase in deferred tax assets	$ 16,300,000	$ 20,500,000
Federal, income taxes net of refunds received	0	0
Accruals for penalties	$ 0	$ 0
Domestic Tax Jurisdiction [Member]
Income Tax [Line Items]
Tax credit carryforwards expiration year	2040
State and Local Jurisdiction [Member]
Income Tax [Line Items]
Operating loss carryforwards expiration year	2038